Schedule of investments
Delaware Ivy Smid Cap Core Fund
June 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.62%
Basic Materials — 8.06%
Beacon Roofing Supply †	52,062	$ 4,320,105
Boise Cascade	39,764	3,592,677
Huntsman	175,815	4,750,521
Kaiser Aluminum	24,467	1,752,816
Minerals Technologies	57,248	3,302,637
Reliance Steel & Aluminum	16,179	4,394,055
Westrock	58,440	1,698,851
Worthington Industries	51,742	3,594,517
		27,406,179
Business Services — 5.44%
ABM Industries	52,467	2,237,718
Aramark	97,603	4,201,809
ASGN †	32,282	2,441,488
Casella Waste Systems Class A †	21,572	1,951,187
Clean Harbors †	20,422	3,357,989
WillScot Mobile Mini Holdings †	90,166	4,309,033
		18,499,224
Capital Goods — 12.73%
Ameresco Class A †	27,969	1,360,133
Barnes Group	21,026	887,087
Carlisle	11,282	2,894,172
Chart Industries †	6,810	1,088,170
Coherent †	55,779	2,843,613
Federal Signal	39,098	2,503,445
Gates Industrial †	72,437	976,451
Graco	30,232	2,610,533
Kadant	7,601	1,688,182
KBR	46,617	3,032,902
Lincoln Electric Holdings	20,802	4,131,901
MasTec †	29,835	3,519,635
Quanta Services	33,492	6,579,503
Tetra Tech	15,910	2,605,103
WESCO International	23,861	4,272,551
Zurn Elkay Water Solutions	84,746	2,278,820
		43,272,201
Consumer Discretionary — 4.82%
BJ's Wholesale Club Holdings †	39,709	2,502,064
Dick's Sporting Goods	29,696	3,925,514
Five Below †	20,473	4,023,764
Malibu Boats Class A †	45,583	2,673,899
Steven Madden	100,325	3,279,624
		16,404,865
Consumer Services — 2.38%
Brinker International †	48,962	1,792,009
Jack in the Box	16,430	1,602,418
Texas Roadhouse	22,451	2,520,799
Wendy's	99,739	2,169,323
		8,084,549
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Staples — 3.39%
Casey's General Stores	20,755	$ 5,061,729
Helen of Troy †	13,031	1,407,609
J & J Snack Foods	17,067	2,702,730
YETI Holdings †	60,637	2,355,141
		11,527,209
Credit Cyclicals — 4.09%
BorgWarner	61,515	3,008,699
Dana	85,435	1,452,395
KB Home	33,220	1,717,806
La-Z-Boy	52,388	1,500,392
Taylor Morrison Home †	47,926	2,337,351
Toll Brothers	49,082	3,880,914
		13,897,557
Energy — 4.04%
Chesapeake Energy	61,094	5,112,346
Liberty Energy	434,807	5,813,369
Southwestern Energy †	465,000	2,794,650
		13,720,365
Financials — 12.22%
Axis Capital Holdings	53,461	2,877,806
Columbia Banking System	111,328	2,257,732
East West Bancorp	72,095	3,805,895
Essent Group	71,627	3,352,144
Hamilton Lane Class A	28,707	2,295,986
Kemper	54,281	2,619,601
NMI Holdings Class A †	70,059	1,808,923
Primerica	31,954	6,319,223
Reinsurance Group of America	25,050	3,474,184
SouthState	36,328	2,390,382
Stifel Financial	61,423	3,665,110
Valley National Bancorp	215,569	1,670,660
Webster Financial	81,058	3,059,940
WSFS Financial	51,176	1,930,359
		41,527,945
Healthcare — 14.36%
Amicus Therapeutics †	137,836	1,731,220
Azenta †	33,084	1,544,361
Bio-Techne	34,522	2,818,031
Blueprint Medicines †	35,016	2,213,011
Catalent †	36,201	1,569,675
Encompass Health	41,706	2,823,913
Exact Sciences †	28,772	2,701,691
Halozyme Therapeutics †	70,056	2,526,920
ICON †	12,185	3,048,687
Insmed †	73,982	1,561,020
Inspire Medical Systems †	11,076	3,595,713
Intra-Cellular Therapies †	20,367	1,289,639
Lantheus Holdings †	18,290	1,534,897
NQ- IV065 [0623] 0823 (3050882)    1

Schedule of investments
Delaware Ivy Smid Cap Core Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Ligand Pharmaceuticals †	23,754	$ 1,712,663
Natera †	45,149	2,196,950
Neurocrine Biosciences †	31,048	2,927,826
OmniAb †	145,624	732,489
OmniAb 12.5 =, †	10,854	0
OmniAb 15 =, †	10,855	0
PTC Therapeutics †	24,752	1,006,664
QuidelOrtho †	17,581	1,456,762
Repligen †	16,720	2,365,211
Shockwave Medical †	11,848	3,381,538
Supernus Pharmaceuticals †	48,746	1,465,305
Travere Therapeutics †	74,213	1,139,912
Ultragenyx Pharmaceutical †	32,057	1,478,789
		48,822,887
Media — 2.00%
IMAX †	102,631	1,743,700
Interpublic Group	88,134	3,400,210
Nexstar Media Group	9,860	1,642,183
		6,786,093
Real Estate Investment Trusts — 6.14%
Brixmor Property Group	148,214	3,260,708
Camden Property Trust	26,974	2,936,659
DiamondRock Hospitality	134,884	1,080,421
EastGroup Properties	14,398	2,499,493
First Industrial Realty Trust	65,503	3,448,078
Kite Realty Group Trust	134,684	3,008,841
National Storage Affiliates Trust	43,485	1,514,582
Pebblebrook Hotel Trust	94,468	1,316,884
Physicians Realty Trust	130,344	1,823,513
		20,889,179
Technology — 13.74%
Box Class A †	32,022	940,806
DoubleVerify Holdings †	22,175	863,051
Dynatrace †	43,995	2,264,423
ExlService Holdings †	28,066	4,239,650
Guidewire Software †	26,764	2,036,205
MACOM Technology Solutions Holdings †	36,285	2,377,756
MaxLinear †	56,127	1,771,368
Paycom Software	2,930	941,233
Procore Technologies †	33,698	2,192,729
PTC †	33,224	4,727,775
Q2 Holdings †	44,807	1,384,536
Rapid7 †	25,071	1,135,215
Regal Rexnord	16,156	2,486,408
Semtech †	65,560	1,669,158
Silicon Laboratories †	14,075	2,220,190
Smartsheet Class A †	55,661	2,129,590
	Number of shares	Value (US $)
Common Stocks (continued)
Technology (continued)
Sprout Social Class A †	22,705	$ 1,048,063
SPS Commerce †	4,610	885,397
Tyler Technologies †	1,776	739,651
Varonis Systems †	69,543	1,853,321
WNS Holdings ADR †	46,052	3,394,953
Workiva †	15,644	1,590,369
Yelp †	52,927	1,927,072
Ziff Davis †	27,212	1,906,473
		46,725,392
Transportation — 3.57%
Allegiant Travel †	15,088	1,905,313
Kirby †	44,403	3,416,811
Knight-Swift Transportation Holdings	61,644	3,424,940
Werner Enterprises	76,599	3,384,144
		12,131,208
Utilities — 1.64%
Black Hills	47,597	2,868,195
Spire	42,436	2,692,140
		5,560,335
Total Common Stocks (cost $316,142,397)		335,255,188

Short-Term Investments — 1.56%
Money Market Mutual Funds — 1.56%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	1,327,912	1,327,912
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	1,327,912	1,327,912
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	1,327,913	1,327,913

2    NQ- IV065 [0623] 0823 (3050882)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	1,327,911	$ 1,327,911
Total Short-Term Investments (cost $5,311,648)		5,311,648

Total Value of Securities—100.18% (cost $321,454,045)		340,566,836
Liabilities Net of Receivables and Other Assets—(0.18%)		(606,998)
Net Assets Applicable to 22,908,307 Shares Outstanding—100.00%		$339,959,838

†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
Summary of abbreviations:
ADR – American Depositary Receipt

NQ- IV065 [0623] 0823 (3050882)    3